Business Acquisitions - Summary of Acquisition Date, Goodwill Reporting Unit and Tax Deductibility of Goodwill of Each Acquisition (Detail)	12 Months Ended
Dec. 31, 2017
Kraft Foods Group Brands LLC
Business Acquisition [Line Items]
Acquisition date	Oct. 16, 2017
Goodwill reporting unit	India
Tax deductibility of goodwill	Deductible
Onsource L L C
Business Acquisition [Line Items]
Acquisition date	Jul. 18, 2017
Goodwill reporting unit	India
Tax deductibility of goodwill	Deductible
I T Business Of Birlasoft
Business Acquisition [Line Items]
Acquisition date	Jul. 18, 2017
Goodwill reporting unit	IT Services
Tax deductibility of goodwill	Deductible
Image Processing Business Of Fiserv Solutions Of Australia Pty Ltd
Business Acquisition [Line Items]
Acquisition date	May 11, 2017
Goodwill reporting unit	India
Tax deductibility of goodwill	Non-deductible
LeaseDimensions Inc.
Business Acquisition [Line Items]
Acquisition date	Feb. 15, 2017
Goodwill reporting unit	Americas
Tax deductibility of goodwill	Non-deductible